Financial instruments and fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Schedule of financial assets	The following tables present Equinor's classes of
financial instruments and their carrying amounts by the
categories as they are defined in IFRS 9 Financial
Instruments. Information on fair value of finance debt
measured at amortised cost is presented in note 21. For
other financial current and non-current balance sheet
items at amortised cost, the difference between
amortised cost and fair value is not material.

At 31 December 2025
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

Assets
Non-current derivative financial instruments			1,020		1,020
Non-current financial investments	16	86	6,752		6,839
Non-current prepayments and financial receivables	16	718		1,355	2,073

Trade and other receivables	18	10,819			10,819
Current prepayments and financial receivables	16	2,726		1,159	3,885
Current derivative financial instruments			667		667
Current financial investments	16	12,884	1,413		14,297
Cash and cash equivalents	19	2,800	2,236		5,036

Total		30,034	12,088	2,514	44,636

At 31 December 2024
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

Assets
Non-current derivative financial instruments			648		648
Non-current financial investments	16	98	5,519		5,616
Non-current prepayments and financial receivables	16	743		636	1,379

Trade and other receivables	18	13,590			13,590
Current prepayments and financial receivables1)	16	4,868		1,216	6,084
Current derivative financial instruments			1,024		1,024
Current financial investments	16	14,991	344		15,335
Cash and cash equivalents1)	19	4,625	1,278		5,903

Total		38,915	8,813	1,852	49,580

1) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2
Accounting Policies for more information.

Schedule of financial liabilities

At 31 December 2025
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

Liabilities
Non-current finance debt	21	23,763			23,763
Non-current derivative financial instruments			1,150		1,150

Trade and other payables	24	9,700			9,700
Current provisions and other liabilities	23	1,807		1,493	3,299
Current finance debt	21	4,047			4,047
Dividend payable		923			923
Current derivative financial instruments			448		448

Total		40,240	1,598	1,493	43,330

At 31 December 2024
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

Liabilities
Non-current finance debt	21	19,361			19,361
Non-current derivative financial instruments			1,958		1,958

Trade and other payables	24	11,110			11,110
Current provisions and other liabilities	23	1,385		999	2,384
Current finance debt	21	7,223			7,223
Dividend payable		1,906			1,906
Current derivative financial instruments			833		833

Total		40,985	2,791	999	44,775

Schedule of financial instruments by fair value hierarchy	Fair value hierarchy
The following table summarises each class of financial instruments which are recognised in the Consolidated balance sheet at fair value, split by Equinor's basis for fair value measurement.

(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2025
Level 1	4,105	—	1,149	13		—	(14)	5,253
Level 2	1,984	340	264	509	2,236	(1,150)	(400)	3,781
Level 3	663	680	—	145		—	(34)	1,455

Total fair value	6,752	1,020	1,413	667	2,236	(1,150)	(448)	10,490

At 31 December 2024
Level 1	3,178	—	—	2		—	—	3,180
Level 2	1,762	105	344	904	1,278	(1,942)	(775)	1,676
Level 3	579	543		118		(17)	(58)	1,167

Total fair value	5,519	648	344	1,024	1,278	(1,958)	(833)	6,022